Note 18 - Leases (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Lease, Cost [Table Text Block]
	Year Ended December 31,
	2025	2024	2023
Amortization of ROU assets - finance leases	$415	$819	$491
Interest on lease liabilities - finance leases	83	190	121
Operating lease cost (cost resulting from lease payments)	9,997	9,441	8,127
Short-term lease cost	361	57	207
Variable lease cost (cost excluded from lease payments)	1,302	1,218	397
Total lease cost	$12,158	$11,725	$9,343
	2025	2024	2023
Weighted-Average Remaining Lease Term:
Operating leases (in years)	4.0	4.5	4.3
Finance leases (in years)	3.1	3.9	4.3

Weighted-Average Discount Rate:
Operating leases	6.0%	6.0%	6.0%
Finance leases	6.0%	6.0%	6.0%

Leases, Supplemental Cash Flow Information [Table Text Block]
	Year Ended December 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$10,063	$9,099	$8,090
Operating cash flows from finance leases	83	190	121
Finance cash flows from finance leases	418	790	527
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	4,763	6,870	5,999
Finance leases	83	1,309	199

Lease, Supplemental Balance Sheet Information [Table Text Block]
	2025	2024
Operating Leases:
Operating lease right-of-use assets	$22,868	$25,125
Operating lease liability, current	8,029	7,954
Operating lease liability, long-term	15,867	17,763
Total operating lease liabilities	$23,896	$25,717

Finance Leases:
Property, plant and equipment, gross	$2,933	$2,596
Accumulated depreciation	(1,768)	(1,185)
Property, plant and equipment, net	$1,165	$1,411
Other current liabilities	$423	$374
Other long-term liabilities	838	1,054
Total finance lease liabilities	$1,261	$1,428

Lessee, Operating and Financing Lease Liability Maturity [Table Text Block]
Year Ending	Operating	Finance
December 31,	Leases	Leases
2026	$9,203	$492
2027	6,151	400
2028	4,743	347
2029	2,718	104
2030	1,696	34
Thereafter	2,434	-
Total undiscounted cash flows	26,945	1,377
Less imputed interest	(3,049)	(116)
Present value of lease liabilities	$23,896	$1,261